Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
       Basis of Presentation and General Information

Euroseas Ltd. (the “Company”) was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On
June 28, 2005,
the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On
June 29, 2005,
Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd.

The operations of the vessels are managed by Eurobulk Ltd. ("Eurobulk" or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”)
,
collectively the “Manager”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite
1003,
10th
Floor Ma. Natividad Building,
470
T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note
8
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc. which, in turn, owns
33.3%
of the Company’s shares as of
December 31, 2017.

The Company is engaged in the ocean transportation of dry bulk and containers through ownership and operation of dry bulk and container carrier ship-owning companies. For the periods under review the Company’s wholly owned subsidiaries are set out below:

•	Allendale Investment S.A. incorporated in Panama on
January 22, 2002,
owner of the Panama flag
18,154
deadweight tons (“DWT”) /
1,169
twenty
-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in
1993
and acquired on
May 13, 2002.

•	Alterwall Business Inc. incorporated in Panama on
January 15, 2001,
owner of the Panama flag
18,253
DWT /
1,169
TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in
1990
and acquired on
February 16, 2001.

•	Diana Trading Ltd. incorporated in the Marshall Islands on
September 25, 2002,
owner of the Marshall Islands flag
69,734
DWT bulk carrier M/V “Irini”, which was built in
1988
and acquired on
October 15, 2002.
M/V “Irini” was sold on
July 10, 2013.

•	Xenia International Corp., incorporated in the Marshall Islands on
April 6, 2006,
owner of the Marshall Islands flag
22,568
DWT /
950
TEU multipurpose M/V “Tasman Trader”, which was built in
1990
and acquired on
April 27, 2006.
On
March 7, 2012,
the vessel was renamed M/V “Anking”. On
June 4, 2013
the vessel was sold.

•	Prospero Maritime Inc., incorporated in the Marshall Islands on
July 21, 2006,
owner of the Marshall Islands flag
69,268
DWT dry bulk M/V “Aristides N.P.”, which was built in
1993
and acquired on
September 21, 2006.
The vessel was sold on
January 15, 2016.

•	Xingang Shipping Ltd., incorporated in Liberia on
October 16, 2006,
owner of the Liberian flag
23,596
DWT /
1,599
TEU container carrier M/V “YM Xingang I” , which was built in
February 1993
and acquired on
November 15, 2006.
On
July 11, 2009,
the vessel was renamed M/V “Mastro Nicos” and on
November 5, 2009,
it was renamed M/V “YM Port Kelang”. On
October 25, 2011
the vessel was renamed M/V “Marinos”. The vessel was sold on
November 26, 2015.

•	Manolis Shipping Ltd., incorporated in the Marshall Islands on
March 16, 2007,
owner of the Marshall Islands flag
20,346
DWT /
1,452
TEU container carrier M/V “Manolis P”, which was built in
1995
and acquired on
April 12, 2007.

•	Eternity Shipping Company, incorporated in the Marshall Islands on
May 17, 2007,
owner of the Marshall Islands flag
30,007
DWT /
1,742
TEU container carrier M/V “Clan Gladiator”, which was built in
1992
and acquired on
June 13, 2007.
On
May 9, 2008,
M/V “Clan Gladiator” was renamed M/V “OEL Transworld” and on
August 31, 2009
the vessel was renamed M/V “Captain Costas”. The vessel was sold on
May 10, 2016.

•	Pilory Associates Corp., incorporated in Panama on
July 4, 2007,
owner of the Panamanian flag
33,667
DWT /
1,932
TEU container carrier M/V “Despina P”, which was built in
1990
and acquired on
August 13, 2007.
The vessel was sold on
December 28, 2015.

•	Tiger Navigation Corp., incorporated in Marshall Islands on
August 29, 2007,
owner of the Marshall Islands flag
31,627
DWT /
2,228
TEU container carrier M/V “Tiger Bridge”, which was built in
1990
and acquired on
October 4, 2007.
The vessel was sold on
November 9, 2015.

•	Noumea Shipping Ltd, incorporated in Marshall Islands on
May 14, 2008,
owner of the Marshall Islands flag
34,677
DWT /
2,556
TEU container carrier M/V “Maersk Noumea”, renamed “Evridiki G”, which was built in
2001
and acquired on
May 22, 2008.

•	Saf-Concord Shipping Ltd., incorporated in Liberia on June 8, 2008, owner of the Liberian flag 46,667 DWT bulk carrier M/V “Monica P”, which was built in 1998 and acquired on January 19, 2009.

•	Eleni Shipping Ltd., incorporated in Liberia on
February 11, 2009,
owner of the Liberian flag
72,119
DWT bulk carrier M/V “Eleni P”, which was built in
1997,
acquired on
March 6, 2009
and sold on
January 26, 2017.

•	Pantelis Shipping Ltd., incorporated in the Republic of Malta on
July 2, 2009,
owner of the Maltese flag
74,020
DWT bulk carrier M/V “Pantelis” which was built in
2000
and acquired on
July 23, 2009.
On
December 15, 2009,
ownership of the vessel was transferred to Pantelis Shipping Corp., incorporated in Liberia, and the vessel changed its flag to the Liberian flag.

•	Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on
May 21, 2010,
owner of the Liberian flag
30,306
DWT /
2008
TEU container carrier M/V “Aggeliki P” which was built in
1998,
acquired on
June 21, 2010
and sold on
December 6, 2017.

•	Joanna Maritime Ltd., incorporated in Liberia on
June 10, 2013,
owner of the Liberian flag
22,301
DWT /
1,732
TEU container carrier M/V “Joanna” which was built in
1999
and acquired on
July 4, 2013.
On
January 8, 2016,
the vessel has been renamed M/V “Vento di Grecale”. On
March 17, 2017
the vessel was again renamed to M/V “Joanna”.

•	Eirini Shipping Ltd., incorporated in the Republic of Liberia on
February 2, 2014,
owner of the Liberian flag
76,466
DWT bulk carrier M/V “Eirini P” which was built in
2004
and acquired on
May 26, 2014.

•	Ultra One Shipping Ltd., incorporated in the Republic of Liberia on
November 21, 2013,
entered on
November 29, 2013,
into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a
63,500
DWT bulk carrier (Hull
No.
DY160,
to be named M/V “Alexandros P”). The shipbuilding contract was cancelled on
June 29, 2016
due to excessive construction delays. On
December 21, 2016,
an agreement was reached to acquire the vessel which was delivered on
January 16, 2017.

•	Ultra Two Shipping Ltd., incorporated in the Republic of Liberia on
November 21, 2013,
entered on
November 29, 2013,
into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a
63,500
DWT bulk carrier (Hull
No.
DY161
). The shipbuilding contract was cancelled on
September 2, 2016
due to excessive construction delays.

•	Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
agreed to acquire from Klaveness Bulk AS, the
82,000
DWT bulk carrier Hull
No.
YZJ2013
-
1116
(named M/V “Xenia”). The vessel is a new-building and was delivered on
February 25, 2016.

•	Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
entered on
April 4, 2014,
into a shipbuilding contract with Jiangsu Tianyuan Marine Import & Export Co., Ltd., and Jiangsu Yangzijiang Shipbuilding Co., Ltd. and Jiangsu New Yangzi Shipbuilding Co., Ltd., for the construction of a
82,000
DWT bulk carrier (Hull
No.
YZJ2013
-
1153
). In
July 2016,
Kamsarmax Two Shipping Ltd. signed and amended agreement which provides it with an option to terminate the contract by
December 31, 2016 (
subsequently, extended to
March 31, 2017)
without any additional cost. In
March 2017,
the Company decided
not
to exercise the option to terminate the contract but proceed with construction of the vessel (to be named M/V “Ekaterini”) which is expected to be delivered by
June 2018.

•	Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on
August 19, 2016,
owner of the Panamanian flag
18,581
DWT /
1,439
TEU container carrier M/V “Aegean Express” which was built in
1997
and delivered on
September 29, 2016.

•	Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 15, 2016,
owner of the Cypriot flag
75,100
DWT bulk carrier M/V “Tasos” which was built in
2000
and delivered on
January 9, 2017.

•	Hull
2
Shipping Ltd., incorporated in the Republic of the Marshall Islands on
December 30, 2013,
owner of the Marshall Islands flag
20,976
DWT /
1,645
TEU container carrier M/V “RT Dagr” which was built in
1998
and delivered on
December 23, 2017.
The vessel was sold on
January 31, 2017.

•	Gregos Shipping Ltd., incorporated in the Republic of Liberia on
May 25, 2017,
owner of the Liberian flag
35,600
DWT /
2,788
TEU container carrier M/V “EM Astoria” which was built in
2004
and delivered on
June 20, 2017.

•	Athens Shipping Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Island’s flag
32,350
DWT /
2,506
TEU container carrier M/V “EM Athens” which was built in
2000
and delivered on
September 29, 2017.

•	Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Island’s flag
34,654
DWT /
2,556
TEU container carrier M/V “EM Corfu” which was built in
2001
and delivered on
October 29, 2017.

•	Oinousses Navigation Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Island’s flag
32,350
DWT /
2,506
TEU container carrier M/V “EM Oinousses” which was built in
2000
and delivered on
October 23, 2017.

•	Bridge Shipping Ltd., incorporated in the Republic of the Marshall Islands on
September 18, 2017,
owner of the Marshall Island’s flag
71,366
DWT /
5,610
TEU container carrier M/V “Akinada Bridge” which was built in
2001
and delivered on
December 21, 2017.

•	Eurocon Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, is a non-vessel owning subsidiary of Euroseas Ltd.

As of
December 31, 2017,
the Company had a working capital deficit of
$2.45
million and has been incurring losses. The Company’s cash balance amounted to
$4.12
million and cash in restricted retention accounts amounted to
$9.08
million as of
December 31, 2017
As of
December 31, 2017,
the Company had committed to pay an additional
$18.0
million in relation to the construction of M/V “Ekaterini”. An amount of
$2.25
million was paid on
February 28, 2018,
with the balance payable upon delivery of the vessel, which is expected in
May 2018.
The Company intends to fund its working capital requirements and capital commitments via cash at hand, cash flow from operations, new mortgage debt financing for the vessel under construction, debt balloon payment refinancing and other equity offerings. The Company has signed a term sheet to draw a loan up to
$18.4
million for its newbuilding M/V "Ekaterini". In the unlikely event that these are not
sufficient the Company
may
also draw down up to
$4.00
million under a commitment from COLBY Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, and possible vessel sales (where equity will be released) or sale of the shipbuilding contract itself, if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

During the years ended
December 31, 2015,
2016
and
2017,
the following charterers individually accounted for more than
10%
of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2015	2016	2017
CMA CGM, Marseille	17%	14%	19%
New Golden Sea Shipping Pte. Ltd., Singapore	16%	22%	17%
A/S Klaveness Chartering	-	15%	11%
MSC Geneva	13%	16%	10%
Dampskibsselskabet Norden A/S	-	-	10%